Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	China SXT Pharmaceuticals, Inc.
Document Type	20-F/A
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	40,627,868
Amendment Flag	true
Amendment Description	This Amendment (this “Amendment”) to the annual report on Form 20-F (File No.001-38773), initially filed on July 18, 2022 (the “Original Filing”), is being filed to update disclosure as per comments the Company received from the Securities and Exchange Commission.As a material change, we also updated the Material Contracts section to reflect the material contracts the Company entered into, as previously disclosed in our Current Reports on Form 6-K filed after the Original Filing.Other than as expressly set forth above and herein, this Amendment does not, and does not purport to, amend, update or restate any other items or disclosures contained in the Original Filing and does not reflect events occurring after the date of the Original Filing.
Entity Central Index Key	0001723980
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38773
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	178 Taidong Rd North
Entity Address, City or Town	Taizhou
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.08 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6413
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Entity Address, Postal Zip Code	00000
No Trading Symbol Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	178 Taidong Rd North
Entity Address, City or Town	Taizhou
Entity Address, Country	CN
Contact Personnel Name	Feng Zhou
City Area Code	+86
Local Phone Number	523-86298290
Entity Address, Postal Zip Code	00000